Shareholders' Equity (Information About Nonvested Options) (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Options
Beginning balance | shares	84,682
Vested | shares	(55,385)
Forfeited | shares	(2,625)
Ending balance | shares	26,672
Weighted average grant- date fair value
Beginning balance	$ 2.40
Granted
Vested	2.15
Forfeited	2.42
Ending balance	$ 2.93